Credit Risk and Concentrations (Details) - Schedule of risk percentage of revenue - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Customer A [Member]
Revenue, Major Customer [Line Items]
Purchases from vendors			$ 4,826
Concentration risk, percentage	13.00%	60.00%	44.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Purchases from vendors			$ 2,946
Concentration risk, percentage	55.00%	24.00%	27.00%